Consolidated Balance Sheet - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 3,114,339	$ 598,294
Prepayments and other current assets	115,871	121,587
Total current assets	3,230,210	719,881
Fixed assets, net	1,191,498	547,804
Intangible assets	20,000	20,000
Total Assets	4,441,708	1,287,685
Current liabilities:
Accounts payable	228,879	154,361
Accrued expenses	527,283	54,789
Conversion feature liability	130,067	137,177
Total current liabilities	886,229	346,327
Commitments and contingencies
Redeemable convertible preferred stock, $0.01 par value, 1,000,000 shares authorized; 168 shares issued and outstanding ($168,496 aggregate liquidation value)	168,496	168,496
Stockholders’ equity:
Common stock, $0.01 par value, 100,000,000 shares authorized; 22,056,461 and 22,047,531 shares issued and outstanding at March 31, 2017 and December 31, 2016	220,564	220,475
Common stock to be issued	3,120,644	9,375
Additional paid-in capital	3,238,361	2,730,770
Accumulated deficit	(3,192,586)	(2,187,758)
Total stockholders’ equity	3,386,983	772,862
Total liabilities and stockholders’ equity	$ 4,441,708	$ 1,287,685